Matthews China Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.4%
	Shares	Value
Consumer Discretionary: 30.7%
Broadline Retail: 13.8%
Alibaba Group Holding, Ltd.	162,100	$1,455,005
JD.com, Inc. Class A	59,050	814,098
PDD Holdings, Inc. ADR[b]	5,678	660,067
		2,929,170
Hotels, Restaurants & Leisure: 11.2%
Meituan Class Bb,c,d	104,410	1,291,376
Galaxy Entertainment Group, Ltd.	74,000	371,586
Luckin Coffee, Inc. ADR[b]	10,205	249,410
Trip.com Group, Ltd. ADR[b]	5,630	247,101
Yum China Holdings, Inc.	5,430	216,060
		2,375,533
Household Durables: 3.1%
Man Wah Holdings, Ltd.	480,000	338,544
Midea Group Co., Ltd. A Shares	36,600	325,551
		664,095
Textiles, Apparel & Luxury Goods: 1.1%
ANTA Sports Products, Ltd.	22,000	233,873
Specialty Retail: 1.0%
China Tourism Group Duty Free Corp., Ltd. A Shares	18,200	216,032
Diversified Consumer Services: 0.5%
China Education Group Holdings, Ltd.[d]	185,000	99,042
Total Consumer Discretionary		6,517,745

Financials: 17.5%
Capital Markets: 7.0%
China International Capital Corp., Ltd. H Shares[c,d]	483,600	573,416
CITIC Securities Co., Ltd. H Shares	200,500	330,475
Hong Kong Exchanges & Clearing, Ltd.	8,000	232,851
Hithink RoyalFlush Information Network Co., Ltd. A Shares	10,600	196,834
East Money Information Co., Ltd. A Shares	80,040	141,992
		1,475,568
Banks: 6.6%
China Merchants Bank Co., Ltd. H Shares	124,500	492,340
China Merchants Bank Co., Ltd. A Shares	109,600	485,776
China Construction Bank Corp. H Shares	698,000	420,952
		1,399,068
Insurance: 3.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	148,500	627,095
PICC Property & Casualty Co., Ltd. H Shares	154,000	203,065
		830,160
Total Financials		3,704,796

Communication Services: 16.3%
Interactive Media & Services: 12.5%
Tencent Holdings, Ltd.	55,000	2,134,940
Kuaishou Technology[b,c,d]	50,400	315,868

	Shares	Value
Baidu, Inc. Class Ab	15,300	$200,769
		2,651,577
Entertainment: 2.0%
Tencent Music Entertainment Group ADR[b]	20,362	227,851
NetEase, Inc.	9,900	205,932
		433,783
Media: 1.8%
Focus Media Information Technology Co., Ltd. A Shares	415,011	371,546
Total Communication Services		3,456,906

Consumer Staples: 8.8%
Beverages: 6.0%
Wuliangye Yibin Co., Ltd. A Shares	32,000	674,784
Tsingtao Brewery Co., Ltd. H Shares	46,000	316,210
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	8,100	273,443
		1,264,437
Food Products: 1.9%
Guangdong Haid Group Co., Ltd. A Shares	35,200	208,716
Anjoy Foods Group Co., Ltd. A Shares	17,700	202,247
		410,963
Consumer Staples Distribution & Retail: 0.9%
JD Health International, Inc.[b,c,d]	54,600	193,245
Total Consumer Staples		1,868,645

Industrials: 7.0%
Electrical Equipment: 3.0%
Contemporary Amperex Technology Co., Ltd. A Shares	16,300	423,821
Sungrow Power Supply Co., Ltd. A Shares	14,800	210,369
		634,190
Ground Transportation: 1.6%
DiDi Global, Inc.[b]	87,360	334,589
Transportation Infrastructure: 1.2%
Shanghai International Airport Co., Ltd. A Shares[b]	51,252	251,728
Air Freight & Logistics: 0.8%
JD Logistics, Inc.[b,c,d]	164,900	167,925
Machinery: 0.4%
Shenzhen Inovance Technology Co., Ltd. A Shares	11,800	97,889
Total Industrials		1,486,321

Information Technology: 5.5%
Electronic Equipment, Instruments & Components: 2.5%
Wingtech Technology Co., Ltd. A Shares[b]	60,000	302,380
SUPCON Technology Co., Ltd. A Shares	36,470	232,873
		535,253
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Matthews China Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Semiconductors & Semiconductor Equipment: 2.4%
Will Semiconductor Co., Ltd. Shanghai A Shares	16,100	$218,425
NAURA Technology Group Co., Ltd. A Shares	4,587	193,762
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	21,503	102,237
		514,424
Software: 0.6%
Shanghai Baosight Software Co., Ltd. A Shares	21,056	111,567
Total Information Technology		1,161,244

Health Care: 4.7%
Health Care Equipment & Supplies: 1.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	9,400	362,372
Health Care Providers & Services: 1.3%
Sinopharm Group Co., Ltd. H Shares	78,000	199,823
Aier Eye Hospital Group Co., Ltd. A Shares	51,300	90,865
		290,688
Biotechnology: 1.0%
Innovent Biologics, Inc.[b,c,d]	43,000	207,131
Life Sciences Tools & Services: 0.7%
Wuxi Biologics Cayman, Inc.[b,c,d]	80,500	147,084
Total Health Care		1,007,275

Real Estate: 4.6%
Real Estate Management & Development: 4.6%
KE Holdings, Inc. ADR	41,167	565,223
Longfor Group Holdings, Ltd.[c,d]	140,000	197,842
CIFI Holdings Group Co., Ltd.[b,e]	3,718,000	121,851
Times China Holdings, Ltd.[b]	1,790,000	52,146
Country Garden Services Holdings Co., Ltd.	62,000	39,688
Total Real Estate		976,750

Energy: 3.3%
Oil, Gas & Consumable Fuels: 3.3%
PetroChina Co., Ltd. H Shares	832,000	711,188
Total Energy		711,188

	Shares	Value

Materials: 1.0%
Chemicals: 1.0%
Wanhua Chemical Group Co., Ltd. A Shares	19,300	$213,857
Total Materials		213,857

TOTAL COMMON EQUITIES		21,104,727
(Cost $26,947,652)
SHORT-TERM INVESTMENTS: 1%
Money Market Funds: 1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[f]	205,732	205,732
(Cost $205,732)

Total Investments: 100.4%		21,310,459
(Cost $27,153,384)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.4%)		(82,144)
Net Assets: 100.0%		$21,228,315

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $3,093,887, which is 14.57% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $121,851 and 0.57% of net assets.
f	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt

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